Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments

We are exposed to market risk from changes in foreign currency exchange rates and interest rates, which could affect operating results, financial position and cash flows. We manage our exposure to these market risks through our regular operating and financing activities and, when appropriate, through the use of derivative financial instruments. These derivative financial instruments are utilized to hedge economic exposures, as well as to reduce earnings and cash flow volatility resulting from shifts in market rates. We enter into limited types of derivative contracts, including interest rate swap agreements, foreign currency spot, forward and swap contracts and net purchased foreign currency options to manage interest rate and foreign currency exposures. Our primary foreign currency market exposures include the Japanese Yen, Euro and U.K. Pound Sterling. The fair market values of all our derivative contracts change with fluctuations in interest rates and/or currency exchange rates and are designed so that any changes in their values are offset by changes in the values of the underlying exposures. Derivative financial instruments are held solely as risk management tools and not for trading or speculative purposes. The related cash flow impacts of all of our derivative activities are reflected as cash flows from operating activities.

We do not believe there is significant risk of loss in the event of non-performance by the counterparties associated with our derivative instruments because these transactions are executed with a diversified group of major financial institutions. Further, our policy is to deal with counterparties having a minimum investment grade or better credit rating. Credit risk is managed through the continuous monitoring of exposures to such counterparties.
Interest Rate Risk Management

We may use interest rate swap agreements to manage our interest rate exposure and to achieve a desired proportion of variable and fixed rate debt. These derivatives may be designated as fair value hedges or cash flow hedges depending on the nature of the risk being hedged. We did not have any interest rate swap agreements outstanding at December 31, 2012 or 2011.
Terminated Swaps: During the period from 2004 to 2011, we early terminated several interest rate swaps that were designated as fair value hedges of certain debt instruments. The associated net fair value adjustments to the debt instruments are being amortized to interest expense over the remaining term of the related notes. In 2012, 2011 and 2010, the amortization of these fair value adjustments reduced interest expense by $49, $53 and $28, respectively, and we expect to record a net decrease in interest expense of $142 in future years through 2018.
Foreign Exchange Risk Management

As a global company, we are exposed to foreign currency exchange rate fluctuations in the normal course of our business. As a part of our foreign exchange risk management strategy, we use derivative instruments - primarily forward contracts and purchased option contracts - to hedge the following foreign currency exposures, thereby reducing volatility of earnings or protecting fair values of assets and liabilities:

•	Foreign currency-denominated assets and liabilities

•	Forecasted purchases and sales in foreign currency
Summary of Foreign Exchange Hedging Positions: At December 31, 2012, we had outstanding forward exchange and purchased option contracts with gross notional values of $3,505, which is typical of the amounts that are normally outstanding at any point during the year. These contracts generally mature in 12 months or less.

The following is a summary of the primary hedging positions and corresponding fair values as of December 31, 2012:

Currencies Hedged (Buy/Sell)	Gross Notional Value	Fair Value Asset (Liability)(1)
Japanese Yen/U.S. Dollar	$640	$(37)
U.S. Dollar/Euro	559	(6)
U.K. Pound Sterling/Euro	516	(4)
Euro/U.K. Pound Sterling	502	5
Japanese Yen/Euro	463	(33)
Euro/U.S. Dollar	188	1
U.S. Dollar/Japanese Yen	87	—
Indian Rupee/U.S. Dollar	65	1
Mexican Peso/U.S. Dollar	65	1
Euro/Japanese Yen	61	—
Philippine Peso/U.S. Dollar	52	1
Euro/Swiss Franc	37	—
Swiss Franc/Euro	29	—
U.S. Dollar/Canadian Dollar	25	—
All Other	216	—
Total Foreign Exchange Hedging	$3,505	$(71)
_____________________________

(1)	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2012.
Foreign Currency Cash Flow Hedges: We designate a portion of our foreign currency derivative contracts as cash flow hedges of our foreign currency-denominated inventory purchases, sales and expenses. No amount of ineffectiveness was recorded in the Consolidated Statements of Income for these designated cash flow hedges and all components of each derivative’s gain or loss was included in the assessment of hedge effectiveness. The net (liability) asset fair value of these contracts was $(48) and $26 as of December 31, 2012 and December 31, 2011, respectively.

Summary of Derivative Instruments Fair Value: The following table provides a summary of the fair value amounts of our derivative instruments:

		December 31,
Designation of Derivatives	Balance Sheet Location	2012	2011
Derivatives Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$3	$37
	Other current liabilities	(51)	(11)
	Net Designated (Liability) Asset	$(48)	$26

Derivatives NOT Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$8	$21
	Other current liabilities	(31)	(20)
	Net Undesignated (Liability) Asset	$(23)	$1

Summary of Derivatives	Total Derivative Assets	$11	$58
	Total Derivative Liabilities	(82)	(31)
	Net Derivative (Liability) Asset	$(71)	$27

Summary of Derivative Instruments Gains (Losses)
Derivative gains and (losses) affect the income statement based on whether such derivatives are designated as hedges of underlying exposures. The following is a summary of derivative gains and (losses).
Designated Derivative Instruments Gains (Losses): The following tables provide a summary of gains (losses) on derivative instruments:

		Year Ended December 31,
Derivatives in Fair Value Relationships	Location of Gain (Loss) Recognized in Income	Derivative Gain (Loss) Recognized in Income			Hedged Item Gain (Loss) Recognized in Income
		2012	2011	2010	2012	2011	2010
Interest rate contracts	Interest expense	$—	$15	$99	$—	$(15)	$(99)

	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Derivative Gain (Loss) Recognized in OCI (Effective Portion)			Location of Derivative Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Reclassified from AOCI to Income (Effective Portion)
	2012	2011	2010		2012	2011	2010
Foreign exchange contracts – forwards	$(50)	$30	$46	Cost of sales	$37	$14	$28

No amount of ineffectiveness was recorded in the Consolidated Statements of Income for these designated cash flow hedges and all components of each derivative’s gain or (loss) were included in the assessment of hedge effectiveness. In addition, no amount was recorded for an underlying exposure that did not occur or was not expected to occur.
At December 31, 2012, net after-tax losses of of $37 were recorded in accumulated other comprehensive loss associated with our cash flow hedging activity. The entire balance is expected to be reclassified into net income within the next 12 months, providing an offsetting economic impact against the underlying anticipated transactions.
Non-Designated Derivative Instruments Gains (Losses): Non-designated derivative instruments are primarily instruments used to hedge foreign currency-denominated assets and liabilities. They are not designated as hedges since there is a natural offset for the re-measurement of the underlying foreign currency-denominated asset or liability.
The following table provides a summary of gains (losses) on non-designated derivative instruments:

		Year Ended December 31,
Derivatives NOT Designated as Hedging Instruments	Location of Derivative (Loss) Gain	2012	2011	2010
Foreign exchange contracts – forwards	Other expense – Currency (losses) gains, net	$(38)	$33	$113

During the three years ended December 31, 2012, we recorded Currency losses, net of $3, $12 and $11, respectively. Currency losses, net includes the mark-to-market adjustments of the derivatives not designated as hedging instruments and the related cost of those derivatives, as well as the re-measurement of foreign currency-denominated assets and liabilities.